Commitments and Contingencies - Operating Leases (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2015	May 31, 2014	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Cash deposits under non-cancelable sub-lease agreement	$ 122,163.00
Security deposit under non-cancelable sub-lease agreement	29,539.00
Future minimum lease payments under non-cancellable operating leases
2017				$ 363,486
2018				245,327
Total minimum lease payments				608,813
Other assets
Commitments and Contingencies
Prepayment of last three months lease payments	$ 92,623.00
Napo
Commitments and Contingencies
Rent related to the office space		$ 33,897			$ 69,580	$ 80,816
General and administrative expense
Commitments and Contingencies
Rent expense under non-cancelable operating lease			$ 180,557	$ 361,114